Income Taxes - Schedule of Reconciliation of Changes in Deferred Taxes (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	¥ (189,083)	¥ (402,045)
Recognized in profit or (loss)	136,108	141,888
Recognized in other comprehensive income	(5,806)	34,291
Other	(30,191)	36,783
Net deferred tax liabilities, as of end of year	(88,972)	(189,083)
Deferred tax relating to items credited (charged) directly to equity	(1,460)	(730)
Research and development expenses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	35,461	33,175
Recognized in profit or (loss)	(4,250)	1,837
Recognized in other comprehensive income	0	0
Other	1,988	449
Net deferred tax liabilities, as of end of year	33,199	35,461
Inventories
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	90,729	42,557
Recognized in profit or (loss)	(6,375)	35,228
Recognized in other comprehensive income	0	0
Other	10,176	12,944
Net deferred tax liabilities, as of end of year	94,530	90,729
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	(80,344)	(82,527)
Recognized in profit or (loss)	9,721	5,612
Recognized in other comprehensive income	0	0
Other	848	(3,429)
Net deferred tax liabilities, as of end of year	(69,775)	(80,344)
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	(561,950)	(699,850)
Recognized in profit or (loss)	131,465	113,219
Recognized in other comprehensive income	0	0
Other	(66,995)	24,681
Net deferred tax liabilities, as of end of year	(497,480)	(561,950)
Financial assets measured at FVTOCI
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	(23,766)	(19,417)
Recognized in profit or (loss)	0	506
Recognized in other comprehensive income	2,669	(17,498)
Other	14,338	12,643
Net deferred tax liabilities, as of end of year	(6,759)	(23,766)
Accrued expenses and provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	139,239	135,920
Recognized in profit or (loss)	12,931	8,822
Recognized in other comprehensive income	0	0
Other	3,160	(5,503)
Net deferred tax liabilities, as of end of year	155,330	139,239
Defined benefit plans
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	19,270	23,084
Recognized in profit or (loss)	(468)	(6,322)
Recognized in other comprehensive income	(6,107)	2,719
Other	761	(211)
Net deferred tax liabilities, as of end of year	13,456	19,270
Deferred income
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	20,970	14,713
Recognized in profit or (loss)	(4,256)	6,191
Recognized in other comprehensive income	0	0
Other	(5,489)	66
Net deferred tax liabilities, as of end of year	11,225	20,970
Unused tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	150,951	124,891
Recognized in profit or (loss)	(35,160)	2,690
Recognized in other comprehensive income	0	25,066
Other	3,662	(1,696)
Net deferred tax liabilities, as of end of year	119,453	150,951
Tax credits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	62,389	82,124
Recognized in profit or (loss)	(28,573)	(18,504)
Recognized in other comprehensive income	0	0
Other	5,096	(1,231)
Net deferred tax liabilities, as of end of year	38,912	62,389
Investments in subsidiaries and associates
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	(69,151)	(62,859)
Recognized in profit or (loss)	37,941	(6,027)
Recognized in other comprehensive income	0	0
Other	0	(265)
Net deferred tax liabilities, as of end of year	(31,210)	(69,151)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	27,119	6,144
Recognized in profit or (loss)	23,132	(1,364)
Recognized in other comprehensive income	(2,368)	24,004
Other	2,264	(1,665)
Net deferred tax liabilities, as of end of year	¥ 50,147	¥ 27,119